ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2025
Lease facilities [Member]
IfrsStatementLineItems [Line Items]
Amortization period right-of-use assets	10 years
Motor vehicles [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Amortization period right-of-use assets	3 years
Motor vehicles [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Amortization period right-of-use assets	4 years